Debt - Additional Information (Detail)			12 Months Ended
	Jun. 06, 2014 USD ($)	Oct. 27, 2011 USD ($)	Dec. 31, 2015 USD ($) swap	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Credit facility obtained		$ 515,000,000
Long-term debt			$ 320,125,000
Debt modification and extinguishment costs			440,000	$ 7,370,000	$ 2,697,000
Quarterly term loan facility payment			$ 121,000	62,000	53,000
Number of Interest Swaps | swap			2
Minimum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin		2.50%
Three-Year Interest Rate Swap
Debt Instrument [Line Items]
Credit agreement for prior revolving credit facility and prior term loan facility			$ 200,000,000
Interest Rate Swap
Debt Instrument [Line Items]
Amount of debt hedged			220,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility obtained		$ 290,000,000
Frequency of required payments		quarterly
Long-term debt			0	169,725,000
Unused fee percentage		1.00%
Optional increase from group of lenders		$ 135,000,000
Line of credit facility borrowing capacity increase		320,000,000
Quarterly term loan facility payment		$ 710,000
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin		3.50%
Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin		1.50%
Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin		2.50%
Term Loan Facility
Debt Instrument [Line Items]
Long-term debt			320,125,000	323,375,000
2014 Credit Agreement
Debt Instrument [Line Items]
Debt issuance cost	$ 7,300,000
Debt modification and extinguishment costs	200,000
Amortized debt	7,100,000
2014 Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Letter of credit, aggregate face amount	$ 25,000,000.0
2014 Credit Agreement | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Unused fee percentage	0.45%
2014 Credit Agreement | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Unused fee percentage	0.60%
2014 Credit Agreement | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin	2.00%
2014 Credit Agreement | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin	2.75%
2014 Credit Agreement | Revolving Credit Facility | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin	0.50%
2014 Credit Agreement | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin	1.00%
2014 Credit Agreement | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin	1.75%
2014 Credit Agreement | Letter of Credit
Debt Instrument [Line Items]
Letter of credit, aggregate face amount	$ 100,000,000.0
2011 Credit Agreement
Debt Instrument [Line Items]
Debt modification and extinguishment costs	2,100,000
Term Loan Facility
Debt Instrument [Line Items]
Credit facility obtained		$ 225,000,000
Line of credit facility borrowing capacity increase		$ 279,000,000
Original issue discount		96.00%
Term Loan Facility | Interest Rate Floor
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin		1.00%
Term Loan Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin		4.00%
Term Loan Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin		1.50%
Term Loan Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin		2.50%
Letter of Credit
Debt Instrument [Line Items]
Letter of credit, aggregate face amount			100,000,000.0
Letter of credit outstanding			4,200,000	4,500,000
Debt instrument fees amount			$ 100,000	$ 100,000	$ 100,000
Line of Credit | 2011 Credit Agreement
Debt Instrument [Line Items]
Term loan facility proceeds used	290,000,000
Loans Payable | 2014 Credit Agreement
Debt Instrument [Line Items]
Letter of credit, aggregate face amount	725,000,000					$ 725,000,000
Loans Payable | 2014 Term Loan
Debt Instrument [Line Items]
Letter of credit, aggregate face amount	$ 325,000,000
Frequency of required payments	quarterly
Term loan facility payment	$ 810,000
Term loan facility discount	99.50%
Loans Payable | 2014 Term Loan | Minimum
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin	1.00%
Loans Payable | 2014 Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin	3.25%
Loans Payable | 2014 Term Loan | Base Rate
Debt Instrument [Line Items]
Fluctuating rate equal to LIBOR for relative period margin	2.25%
Loans Payable | 2014 Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt	$ 1,200,000
Line of Credit | 2014 Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility obtained	400,000,000
Term Loan And Revolving Line Of Credit | 2014 Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility obtained	$ 200,000,000